COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Capital commitments
Contracted, but not provided for	¥ 30,856	¥ 64,542
Period of estimated payments included in capital commitments with respect to the Group's exploration and production licenses	5 years
Unutilized banking facilities	¥ 55,080	54,948
CNOOC Group [member]
Capital commitments
Contracted, but not provided for	8,854	10,528
A joint venture [member]
Capital commitments
Contracted, but not provided for	¥ 800	¥ 344